Income Tax Expense - Summary of Income Tax Recognised in Other Comprehensive Income (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Major components of tax expense (income) [abstract]
Income tax relating to components of other comprehensive income, deferred taxes	$ 17	$ 12	$ (25)
Income tax relating to components of other comprehensive income, current taxes	$ 5	$ (14)	$ (22)